Other Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Other Liabilities [Abstract]
Other Liabilities
NOTE 6. Other Liabilities

The following table summarizes the Company’s other liabilities (in thousands):

	June 30, 2021	December 31, 2020
Other long-term contingencies	$74,808	$71,693
Reserve for uncertain tax positions	10,137	10,009
Lease liabilities, long-term	5,345	5,508
Other	2,974	2,881

	$93,264	$90,091

As of June 30, 2021 and December 31, 2020, the Company had contingent liabilities of $74.8 million and $71.7 million, respectively, related to unasserted claims. While the Company intends to vigorously defend its position, the Company has established a liability for the potential exposure, including interest and penalties. Additionally, the Company estimated the range of reasonably possible losses in excess of reserves accrued on the condensed consolidated balance sheets to be $0 to $23.3 million as of June 30, 2021.

NOTE 9. Other Liabilities

The following table summarizes the Company’s other liabilities (in thousands):

	December 31,
	2020	2019
Other long-term contingencies	$71,693	$64,489
Reserve for uncertain tax positions	10,009	12,818
Lease liabilities, long-term	5,508	7,737
Other	2,881	1,905

	$90,091	$86,949

As of December 31, 2020 and 2019, the Company had contingent liabilities of $71.7 million and $64.5 million, respectively, related to unasserted claims. While the Company intends to vigorously defend its position in the event of any assertion of such claims, it has established a liability for the potential exposure, including interest and penalties. Additionally, the Company estimated the range of reasonably possible losses in excess of reserves accrued on the consolidated balance sheet as of December 31, 2020 to be $0 to $14.4 million.
See Note 14 for additional discussions related to reserve for uncertain tax positions.